Deferred Charges, net (Details)	6 Months Ended
Jun. 30, 2024 USD ($)
Deferred Charges, net [Abstract]
Balance at beginning of period	$ 1,420,574
Additions	738,274
Amortization	(197,494)
Disposals	(1,262,792)
Balance at end of period	$ 698,562